Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation is computed using the straight-line method over the estimated useful lives of the assets with 5% residual value. The estimated useful lives are as follows:
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Building	20 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of Disaggregate Revenue Streams	The Company’s disaggregate revenue streams are summarized below:
	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	RMB	USD
Online AR advertising services	436,475,875	480,322,821	571,842,123	80,737,872
Mobile games	13,498,964	1,356,556	732,505	103,422
Sales of semiconductor products	448,958,274	200,613,602	12,791,309	1,805,993
Software development	34,858,406	-	-	-
Total revenues	933,791,519	682,292,979	585,365,937	82,647,287

Schedule of Revenue by Timing of Transfer of Goods or Services	The Company’s revenue by timing of transfer of goods or services are summarized below:
	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	RMB	USD
Goods and services transferred at a point in time	898,933,113	682,292,979	585,365,937	82,647,287
Services transferred over time	34,858,406	-	-	-
Total revenues	933,791,519	682,292,979	585,365,937	82,647,287

Schedule of Revenue by Geographic Locations	The Company’s revenue by geographic locations are summarized below:
	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	RMB	USD
Mainland PRC revenues	593,803,869	483,328,411	542,958,194	76,659,777
Hong Kong revenues	118,590,946	61,882,662	32,297,915	4,560,113
International revenues	221,396,704	137,081,906	10,109,828	1,427,397
Total revenues	933,791,519	682,292,979	585,365,937	82,647,287

Schedule of Noncontrolling Interests	Noncontrolling interests consist of the following:
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
VIDA	(65,276,176)	(39,704,812)	(5,605,887)
Viru	4,293,087	(141,931)	(20,039)
VIYI/MicroAlgo	159,054,091	48,415,473	6,835,737
Noncontrolling interests subscriptions receivable	(172,528)	-	-
Total noncontrolling interests	97,898,474	8,568,730	1,209,811